Property and Equipment, Net	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Property and Equipment, Net
Property and equipment consist of the following, as of the dates presented (in thousands):

	December 31, 2017	December 31, 2016
Furniture, fixtures and equipment	$17,712	$19,230
Computer equipment and software	161,019	138,232
Telecommunications equipment	4,672	4,442
Leasehold improvements	21,479	17,493
Other	970	1,923
	205,852	181,320
Less: accumulated depreciation and amortization	(129,576)	(109,063)
	$76,276	$72,257

Depreciation and amortization expense for continuing operations was $31.1 million, $27.7 million, and $28.5 million for the years ended December 31, 2017, 2016, and 2015, respectively.